Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent events

Note 23. Subsequent events

Acquisition of Flipturn, Inc.

On July 16, 2026, the Company entered into a definitive Agreement and Plan of Merger to acquire Flipturn, Inc. (“Flipturn”), a Delaware-incorporated developer of electric-fleet charging and energy-management software. The acquisition was completed on August 6, 2026, on which date the Company’s wholly owned subsidiary, Einride FUSE Merger Sub, Inc., merged with and into Flipturn, with Flipturn surviving the merger as a wholly owned subsidiary of the Company. The base merger consideration, which excludes the earnout consideration as described below, amounted to SEK 373,476 thousand after customary adjustments for indebtedness, cash and unpaid transaction expenses. That consideration was settled through the issue of 4,410,983 ADSs, each representing one ordinary share of the Company, comprising 4,354,617 ADSs with a value of SEK 366,363 thousand issued at closing and 56,366 ADSs with a value of SEK 4,742 thousand that are subject to a holdback and will be issued to the former Flipturn stockholders at a later date, together with SEK 2,371 thousand paid in cash to the stockholder representative at closing in respect of an expense reserve fund. In addition, former holders of Flipturn equity may become entitled to receive up to 3,717,546 additional Einride ADSs as earnout consideration, with an aggregate value of up to SEK 312,764 thousand upon achievement of specified commercial (contracted annual recurring revenue) and product-development milestones through 2028.

The business combination will be accounted for using the acquisition method under IFRS 3, Business Combinations, and Flipturn’s results will be consolidated with effect from the acquisition date of August 6, 2026, being the date on which the Company obtained control. The earnout consideration will be assessed as at the acquisition date to determine whether it forms part of the consideration transferred or represents remuneration for post-combination services. The initial accounting for the business combination, including the fair value of the consideration transferred and the allocation of that consideration to the identifiable assets acquired and liabilities assumed, has not been completed as at the date of authorization of these financial statements.

New financing facility

On August 15, 2026, Einride entered into a new $25 million equipment financing facility with ATEL GROWTH CAPITAL for expanding its fleet of vehicles in the United States. The facility is structured with continuous drawdowns, each having a 42 month term and monthly payment schedule with an effective interest rate of approximately 14%. Each drawdown under the facility shall be fully collateralized by a specific lien on the funded equipment.

Acquisition

On July 28, 2026, the Company, through its wholly owned subsidiary Einride MidCo AB (“Einride MidCo”), entered into a share purchase agreement pursuant to which Einride MidCo agreed to acquire a Swedish carrier(the “Seller”), which consists of two entities: Ytterhälla Transport AB, which operates the Seller’s carrier business, and Ytterhälla Fastighets AB, which owns the real estate where the Seller maintains its offices and parking area for trucks and other vehicles.

The total purchase price (the “Purchase Price”) paid at closing was SEK 17,069,056 (approximately USD 1,792,000). The Seller’s shareholders also have a right to receive earn-out consideration of up to SEK 10,000,000 in the aggregate, subject to the achievement of certain milestones during the next three years.

On the closing date of September 1, 2026, 50% of the Purchase Price was paid in cash, and the remaining 50% was paid in ordinary shares of the Company (the “Share Consideration”). The Share Consideration was SEK 8,534,520, corresponding to 133,599 shares based on a share value of USD 6.670 per share, representing the volume-weighted average trading price of the Company’s American depositary shares (“ADSs”) during the 30-trading-day period ending on August 25, 2026. The ordinary shares comprising the Share Consideration have not yet been converted to ADSs.

Arbitration award (BYD Motors LLC)

As described in Note 22, BYD commenced arbitration in November 2024 against the Group’s subsidiaries Einride US Inc. and Einride Inc. in connection with purchase orders for certain heavy-duty electric vehicles. On September 2, 2026, the arbitrator issued an award in favour of BYD against Einride US Inc. and Einride Inc., jointly and severally, for approximately $56 million plus costs and fees. Under the terms of the award, upon payment the Group’s U.S. subsidiaries will receive title to the full fleet of 116 heavy-duty electric vehicles. The award is an award of an arbitral tribunal and not a judgment of a court, and is not enforceable against the Group unless and until it is confirmed by a court of competent jurisdiction. The Group believes that it has meritorious defenses and will challenge the outcome by initiating an appeal.

The award has not been recognized, because the Group does not consider an outflow of economic benefits in respect of those amounts to be probable and measurable with sufficient reliability. The Group will reassess this conclusion as its challenge to the award progresses.

Note 33. Subsequent events

On December 23, 2025, the Company and a related party to the Company entered into a business transfer agreement in relation to a carve out of the Company’s design business. The purchase price for the business transfer amounts to USD 3,714,586. The transaction closed on 17 February, 2026. In connection with closing, the Company (i) entered into a service agreement with the related party pursuant to which the Company commits to purchasing services during a three-year period, and (ii) made an investment in the related party corresponding to 19% of the shares of the related party.

On February 20, 2026, the Company entered into an agreement with one of its customers, with a supplementary addendum agreed on March 12, 2026, pursuant to which the Company undertakes to issue 6,941,402 warrants, each with an exercise price of USD 10.79 per share and convertible into 3.15 ordinary shares. The vesting of these warrants is tied to specific payment milestones under a separate commercial relationship that was entered into in 2024 between the Company and Customer as amended on February 21, 2026. This agreement has no impact on the financial statements for the period ended December 31, 2025. The Company is currently evaluating the full accounting impact of this agreement on its future financial statements.

On February 26, 2026, the Company entered into subscription agreements with investors in relation to the PIPE transaction that is expected to close in connection with the closing of the de-SPAC transaction. The Company has received commitments in the amount of USD 113.3 million from existing and new investors to subscribe for ADSs representing ordinary shares in the Company. The investors have a right to obtain 1.5 warrants for each ADS subscribed for, and an additional 0.5 warrants per ADS initially subscribed for if, on the 24-month anniversary of the closing date, the investor owns at least 50% of the number of subscribed ADSs in the PIPE offering. In connection with the PIPE transaction, the pre-money equity value of the Company was set at USD 1,350 million.

An arbitration proceeding initiated by the Company in January 2025 was resolved by final award on May 21, 2026. The dispute concerned the counterparty’s failure to fulfill its written commitment. The arbitral tribunal’s award established that the counterparty committed a breach of contract and shall pay damages to Einride of USD 9,552,778 plus default interest from February 4, 2025. The counterparty shall also reimburse Einride’s legal costs of SEK 9,312,597 (excl. VAT) plus interest and bear all costs of the arbitration proceedings. Einride has formally requested payment in accordance with the award.

On June 9, 2026, the Company consummated the previously announced business combination with Legato III, pursuant to the business combination agreement that was signed on November 12, 2025, by and among Einride AB, Einride Cayman Sub Limited (“Merger Sub”), and Legato Merger Corp. III (“Legato III”). In connection with the business combination, Legato III merged with and into Merger Sub, whereupon Legato III ceased to exist, with Merger Sub surviving as a wholly owned subsidiary of Einride. As a result of the business combination, each issued and outstanding Legato III ordinary share was cancelled and automatically exchanged for one ordinary share of the Company in the form of one ADS, and each Legato III warrant was automatically converted into one warrant of the Company, with each whole warrant exercisable for one ordinary share of the Company in the form of one ADS at an exercise price of $11.50 per share. In connection with the consummation of the business combination, holders of 16,596,675 Legato III public shares exercised their right to redeem their shares for cash at a redemption price of $10.078 per share, for an aggregate redemption amount of $183.9 million, representing approximately 98.3% of the total Legato III public shares then outstanding. Upon consummation of the business combination, the Company also consummated the PIPE investment contemplated by the PIPE subscription agreements. Pursuant to the PIPE subscription agreements, the Company sold an aggregate of 12,235,420 PIPE ADSs to the PIPE investors for an aggregate purchase price of $113.3 million. In addition, the PIPE investors received warrants to purchase an aggregate of 18,353,130 ADSs. Pursuant to the PIPE subscription agreements, at the Closing, certain of the initial shareholders of Legato III transferred to one PIPE investor 553,471 of the founder shares held by them (which were exchanged for ADSs in the merger), and the Company issued to another PIPE investor an additional 1,400,000 PIPE ADSs.

Further, upon consummation of the business combination, the Company effected a share split (“Stock Split”) pursuant to filings made with the Swedish Companies Registration Office. As a result of the Stock Split, each Ordinary Share issued and outstanding immediately prior to the Closing was converted into a number of Ordinary Shares determined by a conversion factor of approximately 1:3.15, resulting in an increase in the number of outstanding shares from 38,439,933 to 121,106,421. All share and per share information presented in these financial statements has been retrospectively adjusted to reflect the Stock Split for all periods presented.